Debt - Related Party Promissory Notes (Details) - Related Party Promissory Note - USD ($) $ in Thousands	Dec. 19, 2023	Aug. 09, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 08, 2023	Jun. 30, 2023
Debt
Proceeds from related party debt		$ 1,000
Loss on extinguishment of debt	$ (594)
Principal amount					$ 200	$ 375
Interest rate						12.00%
Outstanding debt balance			$ 375	$ 575
Accrued unpaid interest				$ 25